Voya Solution 2040 Portfolio Investment Strategy - Voya Solution 2040 Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Portfolio invests primarily in a combination of actively managed funds and passively managed index funds, including exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds may or may not be affiliated with the Investment Adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040. The Portfolio's current approximate target investment allocation (expressed as a percentage of its net assets) (the “Target Allocation”) among the Underlying Funds is: 72% in equity securities and 28% in debt instruments. Although this is the Target Allocation, the actual allocation of the Portfolio's assets may deviate from the percentages shown.The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the Investment Adviser, although the sub-adviser (the “Sub-Adviser”) may in its discretion invest up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the Investment Adviser. The Target Allocation is measured with reference to the principal investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its principal investment strategy. The Portfolio will deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The Sub-Adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities. The Underlying Funds provide exposure to a wide range of traditional asset classes which include, but are not limited to the following: stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to: real estate, commodities, and floating rate loans. Equity securities in which the Underlying Funds invest include, but are not limited to the following: domestic and international large-, mid-, and small-capitalization stocks (which may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate-related securities, including real estate investment trusts (“REITs”); and natural resource/commodity securities. Debt instruments in which the Underlying Funds invest include, but are not limited to the following: domestic and international long-, intermediate-, and short-term bonds; bonds rated below investment grade (sometimes referred to as “high-yield securities”, “high-yield bonds”, or “junk bonds”); floating rate loans; and U.S. Treasury Inflation-Protected Securities. When investing in Underlying Funds, the Sub-Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy employed in the management of a potential Underlying Fund, and the extent to which an Underlying Fund’s investment adviser considers environmental, social, and governance (“ESG”) factors as part of its investment process. The manner in which an investment adviser uses ESG factors in its investment process will be only one of many considerations in the Sub-Adviser’s evaluation of any potential Underlying Fund, and the extent to which the consideration of ESG factors by an investment adviser will affect the Sub-Adviser’s decision to invest in an Underlying Fund, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Portfolio may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, to seek to minimize risk, and to assist in managing cash. The Portfolio may also allocate in the future to the following asset class: emerging markets debt instruments. There can be no assurance that this allocation will occur.The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date of 2040 (the “Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the Target Allocation to equity securities and debt instruments will change over time. Generally, the Portfolio's glide path will transition to the target allocation illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio's Target Allocation is anticipated to be the same as that of Voya Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% debt instruments. As the Portfolio's Target Allocation migrates toward that of Voya Solution Income Portfolio, by the Target Date, it is anticipated that the Portfolio would be merged with and into Voya Solution Income Portfolio. Voya Solution Income Portfolio uses an asset allocation strategy designed for investors who are expecting to retire soon, are already retired, or who are in need of making withdrawals from their portfolio soon. In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor's investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio's Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date. The Target Allocation may be changed at any time by the Sub-Adviser.